Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
Summary of Information about Segments

Information about segments for the years ended December 31, 2016 and 2017 presented were as follows:

	For the Year ended December 31, 2017
	Digital Entertainment	E-Commerce	Digital Financial Services	Other Services	Unallocated expenses(1)	Consolidated
	$	$	$	$	$	$
Revenue	365,167	9,034	16,270	23,719	—	414,190

Operating income (loss)	45,637	(452,233)	(38,038)	(21,199)	(36,523)	(502,356)

Non-operating loss, net						(46,153)
Income tax expense						(10,745)
Share of results of equity investees						(1,912)

Net loss						(561,166)

	For the Year ended December 31, 2016
	Digital Entertainment	E-Commerce	Digital Financial Services	Other Services	Unallocated expenses(1)	Consolidated
	$	$	$	$	$	$
Revenue	327,985	—	5,892	11,793	—	345,670

Operating income (loss)	45,525	(172,409)	(34,407)	(12,320)	(31,778)	(205,389)

Non-operating income, net						8,503
Income tax expense						(8,546)
Share of results of equity investees						(19,523)

Net loss						(224,955)

(1)	Unallocated expenses are mainly relating to share-based compensation, general and corporate administrative costs, such as professional fees and other miscellaneous items, that are not allocated to segments. These expenses are excluded from segments results as they are not reviewed by the CODM as part of segment performance.

Summary of Revenue from External Customers Classified Based on Geographical Locations

Revenue from external customers is classified based on the geographical locations where the services were provided.

	For the Year Ended December 31,
	2015	2016	2017
	$	$	$
Revenue
Indonesia	9,601	23,023	24,120
Taiwan	101,731	109,652	122,647
Thailand	105,607	119,969	133,782
Vietnam	45,809	61,354	98,009
Rest of the world	29,376	31,672	35,632

Consolidated revenue	292,124	345,670	414,190

Summary of Long-lived Assets

Long-lived assets mainly consist of property and equipment and intangible assets.

	As at December 31,
	2016	2017
	$	$
Long-lived assets
Indonesia	12,566	9,906
Singapore	29,546	46,009
Taiwan	6,261	9,530
Thailand	6,240	12,668
Vietnam	2,901	26,874
Rest of the world	3,572	6,694

	61,086	111,681